Earnings per share	6 Months Ended
Jun. 30, 2018
Earnings per share [Abstract]
Earnings per share
Note 21. - Earnings per share

Basic earnings per share has been calculated by dividing the loss attributable to equity holders by the average number of shares outstanding. Diluted earnings per share equals basic earnings per share for the periods presented.

Item	For the six-month period ended June 30,
	2018	2017
	($ in thousands)
Profit/ (loss) from continuing operations attributable to Atlantica Yield Plc.	67,350	12,613
Average number of ordinary shares outstanding (thousands) - basic and diluted	100,217	100,217
Earnings per share from continuing operations (US dollar per share) - basic and diluted	0.67	0.13
Earnings per share from profit/(loss) for the period (US dollar per share) - basic and diluted	0.67	0.13